Income Taxes - Components of Income Tax (Expense) Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income from operations before income taxes:
Domestic	$ 145.5	$ 141.6	$ 110.6
Foreign	177.1	(87.0)	(76.9)
Income before income taxes	322.6	54.6	33.7
Current:
Domestic	(11.9)	(8.9)	(5.3)
Foreign	(39.3)	(9.7)	(15.1)
Current income tax expense	(51.2)	(18.6)	(20.4)
Deferred:
Domestic	(3.7)	(3.3)	0.7
Foreign	23.6	66.8	31.5
Deferred income tax benefit	19.9	63.5	32.2
Total income tax (expense) benefit	$ (31.3)	$ 44.9	$ 11.8